Exhibit 99
Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	16
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,420,298,372.26	56,550	56.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$288,300,000.00	0.63000%	May 15, 2017
Class A-2a Notes	$275,000,000.00	1.080%	March 15, 2019
Class A-2b Notes	$185,200,000.00	1.536%	March 15, 2019
Class A-3 Notes	$382,000,000.00	1.330%	October 15, 2020
Class A-4 Notes	$120,480,000.00	1.520%	August 15, 2021
Class B Notes	$39,510,000.00	1.850%	September 15, 2021
Class C Notes	$26,340,000.00	2.140%	October 15, 2022
Total	$1,316,830,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,973,343.92

Principal:
Principal Collections	$21,265,377.09
Prepayments in Full	$10,861,183.73
Liquidation Proceeds	$570,288.58
Recoveries	$122,667.36
Sub Total	$32,819,516.76
Collections	$34,792,860.68

Purchase Amounts:
Purchase Amounts Related to Principal	$96,806.92
Purchase Amounts Related to Interest	$486.20
Sub Total	$97,293.12

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$34,890,153.80

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	16
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$34,890,153.80
Servicing Fee	$704,669.15	$704,669.15	$0.00	$0.00	$34,185,484.65
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$34,185,484.65
Interest - Class A-2a Notes	$100,430.48	$100,430.48	$0.00	$0.00	$34,085,054.17
Interest - Class A-2b Notes	$92,959.47	$92,959.47	$0.00	$0.00	$33,992,094.70
Interest - Class A-3 Notes	$423,383.33	$423,383.33	$0.00	$0.00	$33,568,711.37
Interest - Class A-4 Notes	$152,608.00	$152,608.00	$0.00	$0.00	$33,416,103.37
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,416,103.37
Interest - Class B Notes	$60,911.25	$60,911.25	$0.00	$0.00	$33,355,192.12
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$33,355,192.12
Interest - Class C Notes	$46,973.00	$46,973.00	$0.00	$0.00	$33,308,219.12
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$33,308,219.12
Regular Principal Payment	$30,369,845.17	$30,369,845.17	$0.00	$0.00	$2,938,373.95
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,938,373.95
Residual Released to Depositor	$0.00	$2,938,373.95	$0.00	$0.00	$0.00
Total		$34,890,153.80

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$30,369,845.17
Total					$30,369,845.17
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$18,147,995.27	$65.99	$100,430.48	$0.37	$18,248,425.75	$66.36
Class A-2b Notes	$12,221,849.90	$65.99	$92,959.47	$0.50	$12,314,809.37	$66.49
Class A-3 Notes	$0.00	$0.00	$423,383.33	$1.11	$423,383.33	$1.11
Class A-4 Notes	$0.00	$0.00	$152,608.00	$1.27	$152,608.00	$1.27
Class B Notes	$0.00	$0.00	$60,911.25	$1.54	$60,911.25	$1.54
Class C Notes	$0.00	$0.00	$46,973.00	$1.78	$46,973.00	$1.78
Total	$30,369,845.17	$23.06	$877,265.53	$0.67	$31,247,110.70	$23.73

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	16

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$111,589,425.88	0.4057797	$93,441,430.61	0.3397870
Class A-2b Notes	$75,150,406.08	0.4057797	$62,928,556.18	0.3397870
Class A-3 Notes	$382,000,000.00	1.0000000	$382,000,000.00	1.0000000
Class A-4 Notes	$120,480,000.00	1.0000000	$120,480,000.00	1.0000000
Class B Notes	$39,510,000.00	1.0000000	$39,510,000.00	1.0000000
Class C Notes	$26,340,000.00	1.0000000	$26,340,000.00	1.0000000
Total	$755,069,831.96	0.5733996	$724,699,986.79	0.5503368

Pool Information
Weighted Average APR	2.877%	2.866%
Weighted Average Remaining Term	43.86	43.01
Number of Receivables Outstanding	43,510	42,681
Pool Balance	$845,602,981.80	$812,200,988.90
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$786,988,867.76	$756,117,992.69
Pool Factor	0.5953700	0.5718524

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,101,491.86
Targeted Credit Enhancement Amount	$12,183,014.83
Yield Supplement Overcollateralization Amount	$56,082,996.21
Targeted Overcollateralization Amount	$87,501,002.11
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$87,501,002.11

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,101,491.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,101,491.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,101,491.86

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	16
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		104	$608,336.58
(Recoveries)		54	$122,667.36
Net Loss for Current Collection Period			$485,669.22
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6892%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.7251%
Second Prior Collection Period			0.6133%
Prior Collection Period			0.7396%
Current Collection Period			0.7031%
Four Month Average (Current and Prior Three Collection Periods)			0.6953%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,548	$6,593,146.24
(Cumulative Recoveries)			$589,707.79
Cumulative Net Loss for All Collection Periods			$6,003,438.45
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4227%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,259.14
Average Net Loss for Receivables that have experienced a Realized Loss			$3,878.19

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.27%	470	$10,332,183.72
61-90 Days Delinquent	0.20%	70	$1,657,748.07
91-120 Days Delinquent	0.03%	15	$283,914.43
Over 120 Days Delinquent	0.05%	16	$399,666.23
Total Delinquent Receivables	1.56%	571	$12,673,512.45

Repossession Inventory:
Repossessed in the Current Collection Period		27	$669,873.74
Total Repossessed Inventory		43	$1,181,380.76

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1760%
Prior Collection Period			0.2000%
Current Collection Period			0.2366%
Three Month Average			0.2042%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2883%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	July 2017
Payment Date	8/15/2017
Transaction Month	16

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer